Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment	12 Months Ended
Mar. 31, 2024
Buildings [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	20 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives, description	The shorter of the lease term and useful life
Minimum [Member] | Electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Office equipment and furniture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Office equipment and furniture [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years